UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09571
Nuveen Senior Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    10/31/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Senior Income Fund (NSL)
October 31, 2008

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 164.2% (97.9% of Total Investments) (4)

	Aerospace & Defense – 3.7% (2.2% of Total Investments)

$574	DAE Aviation Holdings, Inc., Term Loan B-1	7.366%	7/31/14	BB-	$427,979
568	DAE Aviation Holdings, Inc., Term Loan B-2	7.170%	7/31/14	BB-	422,968
2,483	Midwestern Aircraft, Term Loan B	6.500%	12/30/11	BBB-	2,116,971
2,368	Vought Aircraft Industries, Inc., Term Loan	5.620%	12/22/11	Ba3	1,882,492
545	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	6.426%	12/22/10	Ba3	409,091

6,538	Total Aerospace & Defense				5,259,501

	Airlines – 4.5% (2.7% of Total Investments)

1,980	Delta Air Lines, Inc., Credit Linked Deposit	4.891%	4/30/12	Ba2	1,401,840
1,975	Delta Air Lines, Inc., Term Loan	6.250%	4/30/14	B	1,135,625
2,586	Northwest Airlines, Inc., DIP Term Loan	5.000%	8/21/13	BB-	2,104,762
3,112	United Air Lines, Term Loan B	5.653%	2/01/14	B+	1,789,272

9,653	Total Airlines				6,431,499

	Auto Components – 3.6% (2.1% of Total Investments)

1,981	Federal-Mogul Corporation, Tranche B, Term Loan	5.274%	12/29/14	Ba2	1,206,235
1,011	Federal-Mogul Corporation, Tranche C, Term Loan	6.060%	12/28/15	Ba2	615,426
456	Gen Tek Inc., Additional Term Loan B	6.211%	2/28/11	BB-	390,781
1,694	Gen Tek Inc., Term Loan B	6.299%	2/28/11	BB-	1,452,891
2,000	Goodyear Tire & Rubber Company, Term Loan	4.780%	4/30/14	Ba1	1,423,333

7,142	Total Auto Components				5,088,666

	Building Products – 8.5% (5.1% of Total Investments)

787	Atrium Companies, Inc., Term Loan	8.724%	5/31/12	B	472,199
5,925	Building Materials Corporation of America, Term Loan	6.625%	2/22/14	B+	4,135,937
2,000	Building Materials Corporation of America, Term Loan, Second Lien	9.000%	9/15/14	Caa2	1,044,000
2,438	Euramax Holdings, Inc., Term Loan	7.500%	6/29/12	B	1,259,551
2,415	Stile Acquisition Corporation, Canadian Term Loan	5.000%	4/05/13	Caa2	1,668,306
2,391	Stile Acquisition Corporation, Term Loan B	5.500%	4/05/13	Caa2	1,652,237
1,960	TFS Acquisition, Term Loan	7.262%	8/11/13	B+	1,822,800

17,916	Total Building Products				12,055,030

	Chemicals – 4.7% (2.8% of Total Investments)

2,940	Hexion Specialty Chemicals, Inc., Term Loan C-4	5.063%	5/05/13	Ba3	2,045,750
716	Huntsman International LLC, Term Loan	4.969%	4/19/14	BB+	622,295
916	Ineos US Finance LLC, Tranche B2	5.950%	12/16/13	BB-	509,674
916	Ineos US Finance LLC, Tranche C2	6.450%	12/16/14	BB-	501,293
1,975	ISP Chemco, Inc., Term Loan	5.065%	6/04/14	BB-	1,560,250
1,985	Univar, Inc., Term Loan	6.762%	10/10/14	B+	1,391,981

9,448	Total Chemicals				6,631,243

	Commercial Services & Supplies – 2.0% (1.2% of Total Investments)

1,845	Acco Brands Corporation, Term Loan B	5.207%	8/17/12	Ba1	1,291,500
1,765	Rental Services Corporation, Term Loan	7.699%	11/27/13	B-	1,089,654
592	Workflow Holdings Corporation, Term Loan	8.420%	11/30/11	B+	406,953

4,202	Total Commercial Services & Supplies				2,788,107

	Containers & Packaging – 2.8% (1.6% of Total Investments)

3,439	Graham Packaging Company, L.P., Term Loan	5.744%	10/07/11	B+	2,816,509
437	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	5.926%	11/01/10	BB	347,137
283	Smurfit-Stone Container Corporation, Term Loan B	4.897%	11/01/11	BB	224,639
469	Smurfit-Stone Container Corporation, Term Loan C	4.883%	11/01/11	BB	372,471
168	Smurfit-Stone Container Corporation, Tranche C-1	5.125%	11/01/11	BB	133,237

4,796	Total Containers & Packaging				3,893,993

	Diversified Consumer Services – 3.1% (1.9% of Total Investments)

3,960	Cengage Learning Acquisitions, Inc., Term Loan	5.620%	7/05/14	B+	2,972,202
2,261	West Corporation, Term Loan	5.512%	10/24/13	BB-	1,464,153

6,221	Total Diversified Consumer Services				4,436,355

	Diversified Financial Services – 1.1% (0.7% of Total Investments)

2,000	Fox Acquisition Sub LLC, Term Loan B	7.250%	7/14/15	BB-	1,580,000

	Diversified Telecommunication Services – 5.2% (3.1% of Total Investments)

1,970	Crown Castle Operating Company, Term Loan	5.376%	1/26/14	BB+	1,509,020
2,000	Intelsat, Term Loan	6.834%	2/01/14	BB-	1,675,000
1,936	Intelsat, Tranche B, Term Loan	6.650%	7/01/13	BB-	1,604,046
329	Intelsat, Tranche B, Term Loan A	6.650%	1/03/14	BB-	273,237
329	Intelsat, Tranche B, Term Loan B	6.650%	1/03/14	BB-	273,155
329	Intelsat, Tranche B, Term Loan C	6.650%	1/03/14	BB-	273,155
2,267	Level 3 Financing, Inc., Term Loan	7.000%	3/13/14	B+	1,694,333
5,000	WCI Capital Corporation, Term Loan B, (5) (6)	0.000%	9/30/07	N/R	50,000

14,160	Total Diversified Telecommunication Services				7,351,946

	Electric Utilities – 5.3% (3.2% of Total Investments)

403	Calpine Corporation, DIP Revolver, (7)	4.397%	3/31/14	B+	275,000
4,211	Calpine Corporation, DIP Term Loan	6.645%	3/31/14	B+	3,388,523
2,970	TXU Corporation, Term Loan B-2	6.659%	10/10/14	Ba3	2,329,800
1,980	TXU Corporation, Term Loan B-3	6.437%	10/10/14	Ba3	1,545,885

9,564	Total Electric Utilities				7,539,208

	Electrical Equipment – 2.3% (1.4% of Total Investments)

2,929	Allison Transmission Holdings, Inc., Term Loan	5.669%	8/07/14	BB-	2,011,552
1,409	Sensus Metering Systems, Inc., Term Loan B-1	4.919%	12/17/10	BB	1,303,043

4,338	Total Electrical Equipment				3,314,595

	Electronic Equipment & Instruments – 0.9% (0.5% of Total Investments)

1,955	Sensata Technologies B.V., Term Loan	5.257%	4/27/13	BB	1,262,930

	Energy Equipment & Services – 1.3% (0.7% of Total Investments)

2,442	Dresser-Rand Group, Inc., Term Loan	5.070%	5/04/14	B+	1,777,316

	Food Products – 2.9% (1.7% of Total Investments)

465	Dole Food Company, Inc., Deposit-Funded Commitment	6.689%	4/12/13	Ba3	340,892
824	Dole Food Company, Inc., Term Loan B	5.277%	4/12/13	Ba3	604,201
3,401	Dole Food Company, Inc., Term Loan C	5.926%	4/12/13	Ba3	2,492,770
772	Michael Foods, Inc., Term Loan B	4.867%	11/21/10	BB-	682,966

5,462	Total Food Products				4,120,829

	Health Care Equipment & Supplies – 0.9% (0.6% of Total Investments)

946	Symbion, Inc., Term Loan A	6.559%	8/01/13	Ba3	652,740
946	Symbion, Inc., Term Loan B	6.559%	8/01/14	Ba3	652,740

1,892	Total Health Care Equipment & Supplies				1,305,480

	Health Care Providers & Services – 9.9% (5.9% of Total Investments)

3,777	Health Management Associates, Inc., Term Loan	5.512%	2/28/14	BB-	2,662,617
766	HealthSouth Corporation, Term Loan	5.500%	3/10/13	BB-	636,932
463	IASIS Healthcare LLC, Delayed Term Loan	5.118%	3/14/14	Ba2	374,764
124	IASIS Healthcare LLC, Letter of Credit	2.481%	3/14/14	Ba2	100,188
1,337	IASIS Healthcare LLC, Term Loan	5.118%	3/14/14	Ba2	1,083,066
3,880	LifeCare, Term Loan B	7.670%	8/11/12	B2	2,735,400
2,133	Psychiatric Solutions, Inc., Term Loan B	4.796%	7/01/12	BB-	1,751,384
2,895	Select Medical Corporation, Term Loan	4.911%	2/24/12	Ba2	2,229,150
2,823	Vanguard Health Holding Company II LLC, Replacement Term Loan	5.743%	9/23/11	Ba3	2,410,079

18,198	Total Health Care Providers & Services				13,983,580

	Hotels, Restaurants & Leisure – 15.1% (9.0% of Total Investments)

4,875	24 Hour Fitness Worldwide, Inc., Term Loan B	6.179%	6/08/12	Ba3	3,631,875
1,761	Ameristar Casinos, Inc., Term Loan B	5.769%	11/10/12	BB+	1,012,570
1,411	Buffets, Inc., DIP Term Loan, (5)	12.250%	1/22/09	N/R	1,417,937
765	CBRL Group, Inc., Term Loan B-1	4.300%	4/28/13	BB-	587,703
92	CBRL Group, Inc., Term Loan B-2	4.300%	4/28/13	BB-	70,680
3,728	CCM Merger, Inc., Term Loan B	5.284%	7/13/12	BB-	2,292,505
1,955	Cedar Fair LP, Term Loan	5.118%	8/30/12	BB	1,436,925
1,000	Fontainebleau Las Vegas LLC, Delayed Term Loan, (7) (8)	2.000%	6/06/14	B1	(525,000)
2,000	Fontainebleau Las Vegas LLC, Term Loan	6.065%	6/06/14	B1	950,000
1,162	Isle of Capri Casinos, Inc., Delayed Term Loan	5.512%	11/25/13	BB	788,064
350	Isle of Capri Casinos, Inc., Delayed Term Loan A	5.512%	11/25/13	BB	237,616
465	Isle of Capri Casinos, Inc., Delayed Term Loan B	5.512%	11/25/13	BB	315,226
1,880	Penn National Gaming, Inc., Term Loan B	5.009%	10/03/12	BB+	1,571,890
1,000	QCE LLC, Term Loan	9.512%	11/05/13	N/R	592,500
117	Seminole Gaming, Delayed Term Loan B-1	5.198%	3/05/14	BBB	93,506
420	Seminole Gaming, Delayed Term Loan B-2	5.313%	3/05/14	BBB	336,674
387	Seminole Gaming, Delayed Term Loan B-3	5.313%	3/05/14	BBB	309,634
988	Travelport LLC, Delayed Term Loan	5.368%	8/23/13	BB-	602,375
268	Travelport LLC, Letter of Credit	6.012%	8/23/13	BB-	166,335
1,334	Travelport LLC, Term Loan	6.012%	8/23/13	BB-	828,980
798	Venetian Casino Resort LLC, Delayed Term Loan	5.520%	5/23/14	BB-	459,050
3,160	Venetian Casino Resort LLC, Term Loan	5.520%	5/23/14	BB-	1,817,790
2,444	Wintergames Holdings, Term Loan	6.250%	10/23/08	N/R	2,321,382

32,360	Total Hotels, Restaurants & Leisure				21,316,217

	Household Durables – 0.9% (0.5% of Total Investments)

814	Shea Homes, Inc., Term Loan	5.250%	10/27/11	N/R	406,782
990	William Carter Company, Term Loan B	4.756%	7/14/12	BBB-	834,442

1,804	Total Household Durables				1,241,224

	Household Products – 2.3% (1.4% of Total Investments)

1,460	Prestige Brands, Inc., Term Loan B	5.822%	4/06/11	BB-	1,175,639
2,458	Solo Cup Company, Term Loan	6.653%	2/27/11	B	2,136,235

3,918	Total Household Products				3,311,874

	Independent Power Producers & Energy Traders – 0.6% (0.3% of Total Investments)

329	Covanta Energy Corporation, Synthetic Letter of Credit	5.453%	2/09/14	BB	274,084
661	Covanta Energy Corporation, Term Loan B	4.632%	2/09/14	BB	550,865

990	Total Independent Power Producers & Energy Traders				824,949

	Insurance – 2.7% (1.6% of Total Investments)

5,873	Conseco, Inc., Term Loan	5.000%	10/10/13	B+	3,890,785

	IT Services – 4.8% (2.9% of Total Investments)

2,970	First Data Corporation, Term Loan B-1	6.053%	9/24/14	BB-	2,193,716
2,000	Infor Global Solutions, Intermediate Holdings, Ltd., Term Loan B-1, WI/DD	TBD	TBD	Caa2	725,000
5,054	SunGard Data Systems, Inc., Term Loan B	4.553%	2/28/14	BB	3,895,379

10,024	Total IT Services				6,814,095

	Leisure Equipment & Products – 4.5% (2.7% of Total Investments)

2,734	Bombardier Recreational Products, Inc., Term Loan	6.347%	6/28/13	B+	1,893,418
1,717	Herbst Gaming, Inc., Delayed Term Loan	10.500%	12/02/11	CCC-	953,046
3,250	Herbst Gaming, Inc., Term Loan	10.500%	12/02/11	CCC-	1,803,736
3,686	Wimar OpCo LLC, Term Loan, (5)	7.250%	1/03/12	N/R	1,710,857

11,387	Total Leisure Equipment & Products				6,361,057

	Machinery – 4.4% (2.6% of Total Investments)

1,156	Navistar International Corporation, Synthetic Letter of Credit	6.242%	1/19/12	BB-	808,889
3,178	Navistar International Corporation, Term Loan	6.421%	1/19/12	BB-	2,224,444
1,780	Oshkosh Truck Corporation, Term Loan	4.503%	12/06/13	BB+	1,241,550
554	Rexnord Corporation, Incremental Term Loan	5.762%	7/19/13	Ba2	440,611
1,869	Rexnord Corporation, Term Loan	6.370%	7/19/13	Ba2	1,495,082

8,537	Total Machinery				6,210,576

	Media – 21.6% (12.9% of Total Investments)

4,396	American Media Operations, Inc., Term Loan	7.560%	1/13/13	B	2,956,451
1,572	Carmike Cinemas, Inc., Term Loan	6.470%	5/19/12	B1	1,261,540
1,970	Cequel Communications LLC, Term Loan B, 144A	6.207%	11/05/13	BB-	1,460,809
1,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	6.262%	3/06/14	B+	653,334
3,000	Citadel Broadcasting Corporation, Term Loan	5.395%	6/12/14	BB-	1,635,000
2,948	Idearc, Inc., Term Loan	5.742%	11/17/14	BB	1,272,338
3,910	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	7.012%	4/08/12	N/R	1,977,006
4,900	Neilsen Finance LLC, Term Loan	4.803%	8/09/13	Ba3	3,572,127
1,888	Philadelphia Newspapers, Term Loan	8.500%	6/29/13	N/R	566,461
2,547	Regal Cinemas Corporation, Term Loan	5.262%	10/27/13	Ba2	1,925,956
7,910	Tribune Company, Term Loan B, DD1	6.000%	6/04/14	B	3,551,579
683	Tribune Company, Term Loan X	7.084%	6/04/09	B	537,259
8,000	Univision Communications, Inc., Term Loan	5.250%	9/29/14	B1	4,348,000
1,541	Univision Communications, Inc., Term Loan, Second Lien	5.500%	3/29/09	Caa1	1,352,228
407	Valassis Communications, Inc., Delayed Term Loan	5.520%	3/02/14	BB	285,937
1,226	Valassis Communications, Inc., Tranche B, Term Loan	5.520%	3/02/14	BB	862,352
2,848	WMG Acquisition Corporation, Term Loan	5.064%	2/28/11	BB	2,306,858

50,746	Total Media				30,525,235

	Metals & Mining – 5.9% (3.5% of Total Investments)

1,965	Aleris International, Inc., Term Loan	6.313%	12/19/11	B+	1,285,437
1,845	Amsted Industries, Inc., Delayed Term Loan	5.179%	4/08/13	BB	1,457,667
2,541	Amsted Industries, Inc., Term Loan	6.560%	4/08/13	BB	1,956,678
1,975	Edgen Murray II LLP, Term Loan	5.630%	5/11/14	B	1,663,938
2,774	John Maneely Company, Term Loan	7.662%	12/08/13	B+	2,045,658

11,100	Total Metals & Mining				8,409,378

	Oil, Gas & Consumable Fuels – 5.7% (3.4% of Total Investments)

2,000	Alon Refining Krotz Springs, Inc., Term Loan	10.750%	7/03/14	B+	1,750,000
550	Big West Oil LLC, Delayed Term Loan	5.250%	5/15/14	BB	371,250
438	Big West Oil LLC, Term Loan	5.250%	5/15/14	BB	295,313
301	Coffeyville Resources LLC, Credit Linked Deposit	6.633%	12/28/10	BB-	242,482
971	Coffeyville Resources LLC, Term Loan D	6.632%	12/28/13	BB-	782,940
1,995	Quicksilver Resource, Inc. Term Loan	7.735%	8/08/13	B1	1,640,888
2,000	Venoco, Inc., Term Loan	6.813%	9/20/11	B	1,520,000
1,995	Western Refining, Inc., Term Loan	9.171%	5/30/14	BB-	1,506,187

10,250	Total Oil, Gas & Consumable Fuels				8,109,060

	Paper & Forest Products – 2.9% (1.7% of Total Investments)

2,575	Georgia-Pacific Corporation, Term Loan B	4.654%	12/21/12	BB+	2,144,712
3,960	Wilton Products, Term Loan	6.089%	11/16/14	Ba3	1,999,800

6,535	Total Paper & Forest Products				4,144,512

	Pharmaceuticals – 1.1% (0.6% of Total Investments)

815	Stiefel Laboratories, Inc., Delayed Term Loan	7.000%	12/28/13	BB-	664,618
1,066	Stiefel Laboratories, Inc., Term Loan	7.000%	12/28/13	BB-	868,926

1,881	Total Pharmaceuticals				1,533,544

	Real Estate Management & Development – 4.7% (2.8% of Total Investments)

3,721	Capital Automotive LP, Term Loan	5.470%	12/15/10	BB+	2,370,310
3,080	LNR Property Corporation, Term Loan B	6.040%	7/12/11	BB	1,686,300
3,950	Realogy Corporation, Delayed Term Loan	6.829%	10/10/13	B+	2,541,230

10,751	Total Real Estate Management & Development				6,597,840

	Road & Rail – 3.6% (2.2% of Total Investments)

8,837	Swift Transportation Company, Inc., Term Loan	6.063%	5/10/14	B+	5,125,577

	Semiconductors & Equipment – 1.0% (0.6% of Total Investments)

1,965	Freescale Semiconductor, Inc., Term Loan	5.470%	11/29/13	Ba1	1,344,388

	Software – 2.1% (1.3% of Total Investments)

2,527	Dealer Computer Services, Inc., Term Loan	5.171%	10/26/12	BB	1,642,280
992	IPC Systems, Inc., Term Loan	6.012%	5/31/14	B+	513,599
2,000	IPC Systems, Inc., Term Loan, Second Lien	9.012%	5/31/15	CCC+	840,000

5,519	Total Software				2,995,879

	Specialty Retail – 12.2% (7.3% of Total Investments)

462	Blockbuster, Inc., Tranche A, Term Loan	6.790%	8/20/09	B1	379,385
1,189	Blockbuster, Inc., Tranche B, Term Loan	6.771%	8/20/11	B1	924,385
2,970	Burlington Coat Factory Warehouse Corporation, Term Loan, DD1	5.060%	5/28/13	B2	1,640,807
3,848	Michaels Stores, Inc., Term Loan	5.348%	10/31/13	B	2,271,312
1,122	Micro Warehouse, Inc., Term Loan B, (5) (6) (9)	0.000%	1/30/07	N/R	165,826
3,763	Norwood Promotional Products, Inc., Term Loan A	9.063%	8/17/09	N/R	3,575,102
6,220	Norwood Promotional Products, Inc., Term Loan B	6.000%	8/17/11	N/R	3,109,973
980	Sally Holdings LLC, Term Loan	5.196%	11/16/13	BB-	768,950
2,000	Toys “R” Us – Delaware, Inc., Term Loan B	7.059%	7/19/12	BB-	1,462,500
4,000	TRU 2005 RE Holding Co I LLC, Term Loan	6.720%	12/08/09	B3	2,923,334

26,554	Total Specialty Retail				17,221,574

	Textiles, Apparel & Luxury Goods – 1.2% (0.7% of Total Investments)

2,001	Visant Holding Corporation, Term Loan C	5.171%	7/29/10	Ba1	1,668,219

	Trading Companies & Distributors – 2.1% (1.2% of Total Investments)

1,824	Ashtead Group Public Limited Company, Term Loan	4.563%	8/31/11	Ba2	1,568,640
393	Brenntag Holdings GmbH & Co. KG, Acquisition Facility	5.071%	1/20/14	B+	272,945
1,607	Brenntag Holdings GmbH & Co. KG, Facility B2	5.071%	1/20/14	B+	1,117,055

3,824	Total Trading Companies & Distributors				2,958,640

	Wireless Telecommunication Services – 2.1% (1.3% of Total Investments)

4,000	Asurion Corporation, Term Loan	6.060%	7/03/14	N/R	2,993,332

$344,783	Total Variable Rate Senior Loan Interests (cost $335,459,824)				232,418,233

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 3.4% (2.1% of Total Investments)

	Paper & Forest Products – 0.8% (0.5% of Total Investments)

2,000	Verso Paper Holdings LLC, Floating Rate Note, 3.750% plus three-month LIBOR	6.776%	8/01/14	B	1,170,000

	Semiconductors & Equipment – 1.6% (1.0% of Total Investments)

100	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR	8.526%	6/01/13	B+	85,625
5,000	NXP BV, Floating Rate Note, 2.750% plus three-month LIBOR	5.776%	10/15/13	B-	2,218,750

5,100	Total Semiconductors & Equipment				2,304,375

	Textiles, Apparel & Luxury Goods – 1.0% (0.6% of Total Investments)

2,000	HanesBrands Inc., Floating Rate Note, 3.375% plus six-month LIBOR	6.496%	12/15/14	B	1,367,500

$9,100	Total Corporate Bonds (cost $9,100,000)				4,841,875

	Total Investments (cost $344,559,824) – 167.6%				237,260,108

	Borrowings – (37.8)% (10)				(53,500,000)

	Other Assets Less Liabilities – 2.7%				3,800,783

	Preferred Shares, at Liquidation Value – (32.5)% (10)				(46,000,000)

	Net Assets Applicable to Common Shares – 100%				$141,560,891

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)
Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	At or subsequent to October 31, 2008, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Non-income producing. Non-income producing, in the case of a Senior Loan, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(7)	Position or portion of position represents an unfunded Senior Loan commitment outstanding at October 31, 2008. At October 31, 2008, the Fund had unfunded Senior Loan Commitments of $1,152,778.

(8)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at October 31, 2008.

(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(10)	Borrowings and Preferred Shares, at Liquidation Value as a percentage of Total Investments are 22.5% and 19.4%, respectively.

N/R	Not rated.

DD1	Investment or portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of October 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$-	$237,094,282	$165,826	$237,260,108

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance as of July 31, 2008	$165,826
Gains (losses):
Net realized gains (losses)	-
Net change in unrealized appreciation (depreciation)	-
Net purchases at cost (sales at proceeds)	-
Net discounts (premiums)	-
Net transfers in to (out of) at end of period fair value	-

Balance as of October 31, 2008	$165,826

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due the treatment of paydown gains and losses and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At October 31, 2008, the cost of investments was $344,584,020.
Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2008, were as follows:

Gross unrealized:
Appreciation	$7,236
Depreciation	(107,331,148)

Net unrealized appreciation (depreciation) of investments	$(107,323,912)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Senior Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date December 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date December 30, 2008

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date December 30, 2008